INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of
	December 31,	September 30,
	2021	2022
Intangible assets with indefinite lives:
Brand names	5,010	4,896
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	366	353
Favorable lease agreements from sublease	11	5
Purchased software	142	129
Other intangible assets	70	72
Total	5,791	5,647
Less: Accumulated amortization	163	168
Less: Accumulated impairment loss	243	239
Total	5,385	5,240

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements.

Amortization expense of intangible assets for the nine months ended September 30, 2021 and 2022 amounted to RMB48 and RMB32, respectively.

The Group recorded an impairment charge of RMB48 and RMB3 related to the franchise or manachise agreements and other intangible assets of legacy DH for the nine months ended September 30, 2021 and 2022, respectively.

The estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for Intangible Assets
Remainder of 2022	8
2023	35
2024	32
2025	31
2026	28
Thereafter	173
Total	307